Note 1 - Nature of Operations and Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Percent of Revenue	99.00%
Amortization of Value of Business Acquired (VOBA)	$ 85,019	$ 127,611
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	76,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	70,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	63,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	44,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	13,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,860,908	3,728,657
Capital Leased Assets Number of Units New During Period	5	4
Capital Lease Obligations Incurred	13,450	752,861
Repayments of Long-term Capital Lease Obligations	501,379	352,775
Capital Leases, Future Minimum Payments Due, Next Twelve Months	331,392
Capital Leases, Future Minimum Payments Due in Two Years	256,637
Capital Leases, Future Minimum Payments Due in Three Years	6,520
Capital Leases, Future Minimum Payments Due in Four Years	632
Capital Leases, Future Minimum Payments Due in Five Years	0
Capital Lease Obligations	553,028	943,488
Capital Leases, Future Minimum Payments Due	595,181
Capital Leases, Future Minimum Payments, Interest Included in Payments	42,153
Reinsurance Recoverables	55,910,993	55,669,088
Policy Claims Liability Estimate of Outstanding Claims	940,600	1,679,764
Participating Policies as Percentage of Gross Insurance in Force	15.00%	17.00%
Liability for Future Policy Benefit by Product Segment, Interest Rate, Year of Issue	3.00%	3.00%
Investment Yields Used for Expected Gross Profits	4.50%
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00
Common Stock, Shares Authorized (in Shares)	4,000,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	1,126,365	1,137,156
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.20	$ 0.25
Reserves Ceded to Reinsurers [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Reinsurance Recoverables	55,154,752	54,256,096
Leaseholds and Leasehold Improvements [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Sale Leaseback Transaction, Net Book Value	670,048
Sale Leaseback Transaction, Monthly Rental Payments		21,863
Assets Held under Capital Leases [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	992,449	586,237
Insurance Contracts Acquired in Business Combination [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 620,319	$ 535,300
Maximum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Short Term Investments Maturity Date Term	1 year
Cash and Cash Equivalents Maturity Term	3 months
Investment Yields Used for Expected Gross Profits	9.17%
Minimum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Short Term Investments Maturity Date Term	3 months
Investment Yields Used for Expected Gross Profits	3.56%